Deferred Policy Acquisition Costs and Value of Business Acquired	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Deferred Policy Acquisition Costs and Value of Business Acquired

5.  Deferred Policy Acquisition Costs and Value of Business Acquired

Information regarding DAC and VOBA was as follows:

	DAC	VOBA	Total

	(In millions)

Balance at January 1, 2009	$2,216	$2,661	$4,877
Capitalizations	703	0	703
Subtotal	2,919	2,661	5,580
Amortization related to:
Net investment gains (losses)	195	86	281
Other expenses	(357)	(197)	(554)
Total amortization	(162)	(111)	(273)
Unrealized investment gains (losses)	(301)	(433)	(734)
Effect of foreign currency translation	2	0	2
Balance at December 31, 2009	2,458	2,117	4,575
Capitalizations	858	0	858
Subtotal	3,316	2,117	5,433
Amortization related to:
Net investment gains (losses)	(57)	(17)	(74)
Other expenses	(399)	(297)	(696)
Total amortization	(456)	(314)	(770)
Unrealized investment gains (losses)	(155)	(117)	(272)
Balance at December 31, 2010	2,705	1,686	4,391
Capitalizations	1,342	0	1,342
Subtotal	4,047	1,686	5,733
Amortization related to:
Net investment gains (losses)	(339)	(29)	(368)
Other expenses	(474)	(314)	(788)
Total amortization	(813)	(343)	(1,156)
Unrealized investment gains (losses)	(49)	(337)	(386)
Effect of foreign currency translation	(3)	0	(3)
Balance at December 31, 2011	$3,182	$1,006	$4,188

The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $245 million in 2012, $192 million in 2013, $155 million in 2014, $124 million in 2015 and $101 million in 2016.

Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

Information regarding DAC and VOBA by segment, as well as Corporate & Other, was as follows:

	DAC		VOBA		Total

	December 31,

	2011	2010	2011	2010	2011	2010

	(In millions)

Retail Products	$3,042	$2,618	$1,005	$1,685	$4,047	$4,303
Corporate Benefit Funding	12	8	1	1	13	9
Corporate & Other	128	79	0	0	128	79
Total	$3,182	$2,705	$1,006	$1,686	$4,188	$4,391